Income Taxes - Components of Income from Continuing Operations Before Income Taxes and Equity in Net Income of Affiliates (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Dutch	$ 46	$ 35	$ 146
Non-Dutch	339	52	(60)
Income from continuing operations before income taxes and equity in net income of affiliates	$ 385	$ 87	$ 86